Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of key terms and conditions related to the grants
Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Equity Incentive Plan Board	237,083	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	399,738	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	399,738	3 years’ service from grant date (50%)	8 years

Schedule of fair value of the options measured
Stock Option Plan
	Equity Incentive Plan 2020	Equity Incentive Plan 2020	Equity Incentive Plan 2019	Equity Incentive Plan 2019
Fair value at grant date	USD 0.325 (2 year vesting) 1) USD 0.391 (3 year vesting) 1)	USD 0.258 (1 year vesting) 2) USD 0.514 (2 year vesting) 2) USD 0.578 (3 year vesting) 2)	USD 0.715 (1 year vesting) 1) USD 1.006 (2 year vesting) 1) USD 1.193 (3 year vesting) 1)	USD 1.495 (1 year vesting) 2) USD 2.196 (2 year vesting) 2) USD 2.596 (3 year vesting) 2)
Share price at grant date	USD 0.79	USD 0.92	USD 1.76	USD 3.35
Exercise price	USD 0.878	USD 0.825	USD 2.07	USD 5.75
Expected volatility	84.96%	72.72%	119.41%	156.26%
Expected life	2 and 3 years	1, 2 and 3 years	1, 2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	0.82%	0.61%	1.62%	2.29%

Schedule of number and weighted average exercise prices
	2020			2019
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	324,053	3.01	7.60	992,777	1.10	7.45
Replacement of historical grants	—	—	—	(992,777)	—	—
New grant with new exercise price	—	—	—	39,191	—	—
Expired during the year	—	—	—	—	—	—
Forfeited during the year	—	—	—	(66,567)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	714,484	0.87	—	351,429	3.30	—
Outstanding at December 31	1,038,537	1.58	—	324,053	3.01	—
Exercisable at December 31	37,576	—	7.01	—	—	7.60